Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (Loss) Per Share
The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
	(in millions, except per share data)
Basic:
Net income (loss) attributable to CNH Industrial	$1,422	$1,068	$272
Weighted average common shares outstanding—basic	1,352	1,357	1,364
Basic earnings per share	$1.05	$0.79	$0.20
Diluted:
Net income (loss) attributable to CNH Industrial	$1,422	$1,068	$272
Weighted average common shares outstanding—basic	1,352	1,357	1,364
Effect of dilutive securities (when dilutive):
Stock compensation plans	2	4	3
Weighted average common shares outstanding—diluted (A)	1,354	1,361	1,367
Diluted earnings per share	$1.05	$0.78	$0.20
(A)
For the twelve months ended December 31, 2019, 2018 and 2017, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.